Interest in Master Trust - Schedule of Investment Balances for the Plan's interest in the Master Trust (Details) - EBP 006 [Member] - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Master Trust [Line Items]
Total investments	$ 272,143,029	$ 265,925,390
EBP, Nonconsolidated, Master Trust [Member]
EBP, Master Trust [Line Items]
Total investments	182,136,256	242,137,926
EBP, Nonconsolidated, Plan Interest in Master Trust [Member]
EBP, Master Trust [Line Items]
Total investments	$ 39,062,160	$ 54,463,690